UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.797936.109

ALSF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.6%
Auto Components - 1.6%
Delphi Automotive PLC	136,700	$ 4,298
Exide Technologies (a)	3,282,263	10,011
Tenneco, Inc. (a)	630,300	19,256
TRW Automotive Holdings Corp. (a)	377,100	17,539
		51,104
Automobiles - 3.6%
Ford Motor Co.	5,662,867	63,198
General Motors Co. (a)	1,378,683	35,156
General Motors Co.:
warrants 7/10/16 (a)	365,056	6,005
warrants 7/10/19 (a)	365,056	3,749
Motors Liquidation Co. GUC Trust (a)	100,812	2,011
		110,119
Diversified Consumer Services - 5.1%
Service Corp. International	10,539,269	147,971
Stewart Enterprises, Inc. Class A	1,163,232	9,038
		157,009
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	297,660	12,034
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	116,342	6
		12,040
Household Durables - 2.1%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	5,078
Lennar Corp. Class A	576,600	21,605
Newell Rubbermaid, Inc.	1,935,853	39,956
		66,639
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	1,339,225	7,312
Media - 5.5%
Cinemark Holdings, Inc.	2,129,655	52,581
Comcast Corp. Class A	2,754,102	103,306
Gray Television, Inc. (a)(f)	3,167,163	6,746
LodgeNet Entertainment Corp. (a)(e)	11,800	5
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	8,910
		171,548
Multiline Retail - 0.6%
Target Corp.	283,600	18,080
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	314,878	$ 9,988
GameStop Corp. Class A (e)	2,602,775	59,421
Sally Beauty Holdings, Inc. (a)	1,303,600	31,391
		100,800
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	102,980	5,772
TOTAL CONSUMER DISCRETIONARY		700,423
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	181,391	17,183
Food Products - 2.3%
ConAgra Foods, Inc.	438,800	12,216
Darling International, Inc. (a)	2,916,158	48,204
Smithfield Foods, Inc. (a)	457,894	9,373
		69,793
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,080
TOTAL CONSUMER STAPLES		94,056
ENERGY - 11.5%
Energy Equipment & Services - 2.5%
Ensco PLC Class A	90,000	5,204
Halliburton Co.	943,707	30,472
Noble Corp.	366,200	13,820
Oil States International, Inc. (a)	103,500	7,566
Schlumberger Ltd.	90,600	6,299
Transocean Ltd. (United States)	316,300	14,452
		77,813
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	1,795,892	15,391
Chesapeake Energy Corp.	449,509	9,107
Continental Resources, Inc. (a)	440,013	31,619
Forest Oil Corp. (a)	1,006,891	7,632
Hess Corp.	475,900	24,871
HollyFrontier Corp.	2,039,217	78,775
Kodiak Oil & Gas Corp. (a)	1,639,653	15,150
Peabody Energy Corp.	677,175	18,893
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	202,800	$ 13,255
Valero Energy Corp.	1,204,634	35,055
Western Refining, Inc.	1,075,427	26,746
		276,494
TOTAL ENERGY		354,307
FINANCIALS - 7.0%
Capital Markets - 0.5%
Morgan Stanley	973,900	16,926
Commercial Banks - 2.8%
Huntington Bancshares, Inc.	7,094,120	45,331
Regions Financial Corp.	2,739,606	17,862
SunTrust Banks, Inc.	836,400	22,750
		85,943
Consumer Finance - 0.5%
American Express Co.	275,753	15,434
Diversified Financial Services - 0.9%
Citigroup, Inc.	707,653	26,459
Insurance - 1.6%
AFLAC, Inc.	530,400	26,403
Assured Guaranty Ltd.	1,042,899	14,486
Lincoln National Corp.	360,400	8,934
		49,823
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	832,331	12,036
Sabra Health Care REIT, Inc.	452,492	10,054
		22,090
TOTAL FINANCIALS		216,675
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	4,008,200	20,602
Covidien PLC	286,325	15,734
		36,336
Health Care Providers & Services - 4.8%
Community Health Systems, Inc. (a)	655,424	17,972
DaVita, Inc. (a)	303,353	34,133
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.	998,521	$ 28,368
Sun Healthcare Group, Inc. (a)	452,492	3,828
Tenet Healthcare Corp. (a)	2,089,881	49,321
Universal Health Services, Inc. Class B	317,795	13,154
		146,776
Pharmaceuticals - 2.2%
Johnson & Johnson	127,900	9,058
Merck & Co., Inc.	1,321,200	60,286
		69,344
TOTAL HEALTH CARE		252,456
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	387,924	23,756
Textron, Inc.	497,300	12,537
		36,293
Airlines - 2.0%
Delta Air Lines, Inc. (a)	3,905,110	37,606
Southwest Airlines Co.	478,033	4,216
United Continental Holdings, Inc. (a)	309,700	5,949
US Airways Group, Inc. (a)(e)	1,236,200	15,057
		62,828
Building Products - 1.2%
Armstrong World Industries, Inc.	580,581	30,074
Owens Corning (a)	246,439	8,278
Owens Corning warrants 10/31/13 (a)	193,400	261
		38,613
Commercial Services & Supplies - 1.8%
Deluxe Corp.	1,491,927	47,011
Tyco International Ltd.	267,791	7,196
		54,207
Electrical Equipment - 1.5%
Belden, Inc.	649,536	23,253
Emerson Electric Co.	136,500	6,611
General Cable Corp. (a)	365,868	10,438
Polypore International, Inc. (a)(e)	182,200	6,428
		46,730
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	90,090	$ 5,004
General Electric Co.	896,117	18,872
		23,876
Machinery - 1.7%
Fiat Industrial SpA	1,365,577	14,788
Ingersoll-Rand PLC	605,977	28,499
Pentair Ltd.	64,254	2,714
Timken Co.	187,566	7,407
		53,408
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,991
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	590,870	9,767
Hertz Global Holdings, Inc. (a)	583,000	7,736
		17,503
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	402,900	3,066
TOTAL INDUSTRIALS		343,515
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,982,651	33,983
Computers & Peripherals - 0.9%
EMC Corp. (a)	1,160,700	28,344
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	489,587	14,027
Corning, Inc.	605,400	7,113
SMTC Corp. (a)	343,580	962
Viasystems Group, Inc. (a)	441,914	6,766
		28,868
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	7,203
Semiconductors & Semiconductor Equipment - 2.0%
Fairchild Semiconductor International, Inc. (a)	924,426	10,871
Freescale Semiconductor Holdings I Ltd. (a)	480,700	4,297
Intersil Corp. Class A	1,177,013	8,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	1,890,455	$ 10,256
ON Semiconductor Corp. (a)	4,465,694	27,464
		61,186
Software - 1.1%
Autodesk, Inc. (a)	236,100	7,517
Citrix Systems, Inc. (a)	190,801	11,793
Microsoft Corp.	91,200	2,602
Nuance Communications, Inc. (a)	464,834	10,347
		32,259
TOTAL INFORMATION TECHNOLOGY		191,843
MATERIALS - 13.5%
Chemicals - 11.0%
H.B. Fuller Co.	380,376	11,563
LyondellBasell Industries NV Class A	4,966,354	265,161
OMNOVA Solutions, Inc. (a)(f)	2,609,132	20,456
Phosphate Holdings, Inc. (a)	192,500	963
The Dow Chemical Co.	695,412	20,376
TPC Group, Inc. (a)	93,624	4,211
W.R. Grace & Co. (a)	256,156	16,435
		339,165
Containers & Packaging - 1.8%
Rock-Tenn Co. Class A	614,392	44,967
Sealed Air Corp.	678,051	10,998
		55,965
Metals & Mining - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	437,500	14,866
Ormet Corp. (a)	500,000	525
Ormet Corp. (a)(j)	150,000	158
		15,549
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	6,001
TOTAL MATERIALS		416,680
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	621,786	$ 23,864
Level 3 Communications, Inc. (a)	184,741	3,787
		27,651
UTILITIES - 5.2%
Electric Utilities - 0.5%
FirstEnergy Corp.	341,796	15,627
Independent Power Producers & Energy Traders - 4.7%
Calpine Corp. (a)	1,970,200	34,676
The AES Corp.	10,548,678	110,234
		144,910
TOTAL UTILITIES		160,537
TOTAL COMMON STOCKS (Cost $2,396,304)		2,758,143
Nonconvertible Preferred Stocks - 0.5%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,482
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	360,987	9,436
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		14,918
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	0
7.125% 7/15/13 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (d)	$ 41,210	$ 0
8.8% 3/1/21 (d)	8,800	0
		0
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 8.625% 1/15/17	910	865
Multiline Retail - 1.0%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	34,800	32,016
TOTAL NONCONVERTIBLE BONDS (Cost $29,143)		32,881
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.711% 3/23/14 (h)	8,883	8,661
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (h)	4,289	2,804
TOTAL FLOATING RATE LOANS (Cost $11,908)		11,465
Money Market Funds - 10.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	283,779,909	$ 283,780
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	36,704,920	36,705
TOTAL MONEY MARKET FUNDS (Cost $320,485)		320,485
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,779,902)		3,137,892
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(46,266)
NET ASSETS - 100%		$ 3,091,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,016,000 or 1.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 74
Fidelity Securities Lending Cash Central Fund	541
Total	$ 615
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 5,321	$ -	$ -	$ -	$ 6,746
OMNOVA Solutions, Inc.	18,994	-	-	-	20,456
Service Corp. International	147,381	-	12,867	650	-
Total	$ 171,696	$ -	$ 12,867	$ 650	$ 27,202
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value.The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 700,423	$ 700,417	$ -	$ 6
Consumer Staples	99,538	94,056	-	5,482
Energy	354,307	354,307	-	-
Financials	226,111	226,111	-	-
Health Care	252,456	252,456	-	-
Industrials	343,515	343,515	-	-
Information Technology	191,843	191,843	-	-
Materials	416,680	416,680	-	-
Telecommunication Services	27,651	27,651	-	-
Utilities	160,537	160,537	-	-
Corporate Bonds	32,881	-	32,881	-
Floating Rate Loans	11,465	-	11,465	-
Money Market Funds	320,485	320,485	-	-
Total Investments in Securities:	$ 3,137,892	$ 3,088,058	$ 44,346	$ 5,488
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,779,081,000. Net unrealized appreciation aggregated $358,811,000, of which $625,270,000 related to appreciated investment securities and $266,459,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012